Income Taxes - Summary of Losses Available for Carryforward (Parentheticals) (Details)	Mar. 31, 2021 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognized	$ 19,779,000
Deductible temporary differences for which no deferred tax asset is recognized	23,309,000
US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognized	29,622,000
US | 2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognized	13,307,000
State
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognized	$ 28,409,000